Note 14 - Consolidated Subsidiary (Detail) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2010	Jun. 30, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	5.00%
Proceeds from Issuance or Sale of Equity	$ 100,000
Amortization Period for Services Performed by a Minority Investor		12 months			12 months
Equity Purchase Warrant Percentage		2.50%			2.50%
Proceeds from Warrant Exercises		50,000			50,000
Stock Issued During Period, Value, Issued for Services	30,000		264,254	563,066	207,444
Amortization Period of Future Professional Services	12 months
Additional Equity in Subsidiary Could be Purchased by Options Issued	5.00%
Term of Options	5 years			10 years
Equity Method Investment, Summarized Financial Information, Net Income (Loss)				27,500
Cumulative Unallocated Losses to Non-Controlling Interest of Subsidiary				9,938
First Minority Investor [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		5.00%			5.00%
Proceeds from Issuance or Sale of Equity		30,000			30,000
Second Minority Investor [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		5.00%			5.00%
Proceeds from Issuance or Sale of Equity		30,000			30,000
Managing Director [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	5.00%
Stock Issued During Period, Value, Issued for Services	$ 30,000
Minimum [Member]
Vesting Period of Options Issued	12 months
Maximum [Member]
Vesting Period of Options Issued	24 months